Allmerica Select Life Plus

Allmerica Select Survivorship Variable Universal Life

ALLMERICA FINANCIAL®

SEMI-ANNUAL REPORT

JUNE 30, 2006

Please see important Prospectus Supplements in the back of this document.

General Information

As of 6/30/06

Investment Advisers

Goldman Sachs Asset Management, L.P.

32 Old Slip, New York, New York 10005

Goldman Sachs Capital Growth Fund

Goldman Sachs Core Fixed Income Fund

Goldman Sachs Government Income Fund

Goldman Sachs Growth Opportunities Fund

Goldman Sachs Mid Cap Value Fund

Goldman Sachs Money Market Fund

Goldman Sachs Structured U.S. Equity Fund

Investment Sub-Adviser

SSgA Funds Management, Inc.

One Lincoln Street, Boston, MA 02111

Goldman Sachs Equity Index Fund

Investment Advisers (continued)

Goldman Sachs Asset Management International

10-15 Newgate Street, London, England EC1A7HD

Goldman Sachs International Equity Fund

A I M Advisors, Inc.

11 Greenway Plaza, Houston, TX 77046

AIM V.I. Basic Value Fund

AIM V.I. Capital Appreciation Fund

AIM V.I. Capital Development Fund

AIM V.I. Core Equity Fund

AIM V.I. Dynamics Fund

AIM V.I. Global Health Care Fund

AIM V.I. Large Cap Growth Fund

Alliance Capital Management L.P.

1345 Avenue of the Americas, New York, NY 10105

AllianceBernstein Global Technology Portfolio

AllianceBernstein Growth and Income Portfolio

AllianceBernstein Large Cap Growth Portfolio

AllianceBernstein Small/Mid Cap Value Portfolio

AllianceBernstein Value Portfolio

Deutsche Asset Management Inc.

345 Park Avenue, New York, NY 10154

DWS Dreman Financial Services VIP

DWS Small Cap Index VIP

DWS Technology VIP

Fidelity Management & Research Company

82 Devonshire Street, Boston, MA 02109

Fidelity VIP Contrafund Portfolio

Fidelity VIP Equity-Income Portfolio

Fidelity VIP Growth Portfolio

Fidelity VIP Growth & Income Portfolio

Fidelity VIP High Income Portfolio

Fidelity VIP Mid Cap Portfolio

Fidelity VIP Value Strategies Portfolio

Franklin Advisers, Inc.

One Franklin Parkway, San Mateo, CA 94403

FT VIP Franklin Large Cap Growth Securities Fund

FT VIP Franklin Small-Mid Cap Growth Securities Fund

Franklin Advisory Services, LLC

One Parker Plaza, Fort Lee, NJ 07024

FT VIP Franklin Small Cap Value Securities Fund

Franklin Mutual Advisers, LLC

51 John F. Kennedy Parkway, Short Hills, NJ 07078

FT VIP Mutual Shares Securities Fund

Janus Capital Management LLC

100 Fillmore Street, Denver, CO 80206

Janus Aspen Growth and Income Portfolio

Janus Aspen International Growth Portfolio

Janus Aspen Large Cap Growth Portfolio

Janus Aspen Mid Cap Growth Portfolio

Massachusetts Financial Services Company

500 Boylston Street, Boston, MA 02116

MFS Mid Cap Growth Series

MFS New Discovery Series

MFS Total Return Series

MFS Utilities Series

Oppenheimer Funds, Inc.

225 Liberty Street, New York, NY 10281

Oppenheimer Balanced Fund/VA

Oppenheimer Capital Appreciation Fund/VA

Oppenheimer Global Securities Fund/VA

Oppenheimer High Income Fund/VA

Oppenheimer Main Street Fund/VA

Pioneer Investment Management, Inc.

60 State Street, Boston, MA 02109

Pioneer Emerging Markets VCT Portfolio

Pioneer Fund VCT Portfolio

Pioneer High Yield VCT Portfolio

Pioneer Real Estate Shares VCT Portfolio

T. Rowe Price International, Inc.

100 East Pratt Street, Baltimore, MD 21202

T. Rowe Price International Stock Portfolio

Templeton Investment Counsel, LLC

500 East Broward Blvd., Fort Lauderdale, FL 33394

FT VIP Templeton Foreign Securities Fund

One or more funds may not be available under the variable product which you have chosen. Inclusion in this report of a fund which is not available under your contract/policy is not to be considered a solicitation. To identify the funds available through your variable product, please refer to the Product Performance Summary herein.

Important Performance Information Regarding Your

Variable Life Insurance Policy

Monthly total return figures presented for variable life insurance products are net of the total fund operating expenses, mortality expense and monthly charges made against the sub-accounts. The “without surrender charges” total return figures do not reflect surrender charges. If these charges were deducted, the returns would be significantly lower. The figures do not illustrate how investment performance of the underlying funds will affect policy values and benefits because they do not reflect deduction of all applicable policy charges. When reviewing performance “without surrender charges”, consider that if actual surrender charges were applied performance figures would be lower. Principal, unit value and investment return will fluctuate, and therefore, the policy cash value and death benefit may vary accordingly. Past performance is not a guarantee of future results. An investor’s shares, when redeemed, may be worth more or less than their original cost. Current data may be lower or higher than data quoted. The funds are available as variable sub-accounts in a variety of Allmerica variable life insurance products and are not available for direct investment. Returns for periods greater than one year have been annualized, assume a steady compound rate of return and are not year-by-year results which varied over the periods shown. Inception date represents the inclusion of the underlying fund as an investment option in the portfolio of the variable life insurance product.

RISK DISCLOSURE

International and emerging markets investing may involve additional risks including, but not limited to, political or currency risks that do not apply to domestic investments. Investments in high yield bonds involve greater credit risks than investments in higher rated securities. Investments in small companies present greater risk of loss than investments in larger, well-established companies. Investment in the Money Market Fund is neither insured nor guaranteed by the FDIC, NCUA, or any other government agency. Although the fund seeks to maintain a stable net asset value of $1.00 per share, it is possible to lose money by investing in the fund.

TO OBTAIN A PROSPECTUS AND/OR AN ILLUSTRATION

To obtain a prospectus, download one from www.allmerica.com or call our customer service line at 800-533-7881. Please read it carefully. Consider the product’s objectives, risks, charges and expenses before you invest. The prospectus contains this and other important information about the product.

If you own a life insurance policy and would like to request a personalized illustration of death benefits, cash surrender values and cash values, you may call our customer service line at 800-533-7881.

Variable insurance products are issued by Allmerica Financial Life Insurance and Annuity Company and First Allmerica Life Insurance Company, and are distributed through VeraVest Investments, Inc., member NASD/SIPC, located at 440 Lincoln Street, Worcester, MA 01653, 508-855-1000.

04-0027(12/04)

Product Performance Summary

Allmerica Select Life Plus (AFLIAC)

Average Annual Total Returns as of 6/30/06

The average annual total returns for the Allmerica Select Life Plus sub-accounts of AFLIAC are summarized below. The returns shown are net of total underlying fund expenses and all sub-account charges, but do not include insurance charges, including the premium expense charge, monthly charges under the policy, surrender charges or transaction charges. If the returns included the effect of these additional charges, they would have been significantly lower. For returns of the underlying funds that do not reflect the deduction of insurance and sub-account charges please refer to the following individual portfolio reviews.

		Without Surrender and Monthly Policy Charges
Sub-Accounts	Sub- Account Inception Date	1 Year	5 Years	10 Years or Life of Sub- Account (if less)

Goldman Sachs Variable Insurance Trust
Goldman Sachs Capital Growth Fund	1/9/06	N/A	N/A	-4.16%
Goldman Sachs Core Fixed Income Fund	1/9/06	N/A	N/A	-1.02%
Goldman Sachs Equity Index Fund	1/9/06	N/A	N/A	-0.90%
Goldman Sachs Government Income Fund	1/9/06	N/A	N/A	-0.61%
Goldman Sachs Growth Opportunities Fund	1/9/06	N/A	N/A	-5.17%
Goldman Sachs International Equity Fund	1/9/06	N/A	N/A	0.08%
Goldman Sachs Mid Cap Value Fund	1/9/06	N/A	N/A	1.44%
Goldman Sachs Money Market Fund	1/9/06	N/A	N/A	2.03%
Goldman Sachs Structured U.S. Equity Fund	1/9/06	N/A	N/A	-1.54%

AIM Variable Insurance Funds
AIM V.I. Capital Appreciation Fund	5/1/01	8.76%	0.37%	0.61%
AIM V.I. Core Equity Fund	5/1/01	9.13%	-1.41%	-2.13%
AIM V.I. Dynamics Fund	5/1/01	17.48%	1.48%	0.57%
AIM V.I. Global Health Care Fund	5/1/01	7.49%	1.89%	2.45%
AIM V.I. Large Cap Growth Fund	5/1/01	5.64%	-1.93%	-2.84%
AIM V.I. Basic Value (Series II Shares)	5/1/02	6.65%	N/A	4.54%
AIM V.I. Capital Development Fund (Series II Shares)	5/1/02	17.80%	N/A	8.05%

Alliance Variable Products Series Fund, Inc. (Class B)
AllianceBernstein Global Technology Portfolio	5/1/02	4.85%	N/A	0.52%
AllianceBernstein Growth and Income Portfolio	5/1/01	6.17%	2.80%	2.40%
AllianceBernstein Large Cap Growth Portfolio	5/1/01	6.44%	-1.85%	-3.21%
AllianceBernstein Small/Mid Cap Value Portfolio	5/1/02	12.46%	N/A	11.87%
AllianceBernstein Value Portfolio	5/1/02	10.05%	N/A	7.90%

Returns in the column designated as “Life of Sub-Account” assume an investment in the underlying funds listed above on the date of inception of each sub-account, if the sub-account has been in existence for less than ten years. All full surrenders, or withdrawals in excess of the free amount, may be subject to a surrender charge.

Returns in this report are historical and are not indicative of future results. The return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost.

Product Performance Summary

Allmerica Select Life Plus (AFLIAC) continued

Average Annual Total Returns as of 6/30/06

The average annual total returns for the Allmerica Select Life Plus sub-accounts of AFLIAC are summarized below. The returns shown are net of total underlying fund expenses and all sub-account charges, but do not include insurance charges, including the premium expense charge, monthly charges under the policy, surrender charges or transaction charges. If the returns included the effect of these additional charges, they would have been significantly lower. For returns of the underlying funds that do not reflect the deduction of insurance and sub-account charges please refer to the following individual portfolio reviews.

		Without Surrender and Monthly Policy Charges
Sub-Accounts	Sub- Account Inception Date	1 Year	5 Years	10 Years or Life of Sub- Account (if less)

DWS Investments VIT Funds
DWS Small Cap Index VIP	5/1/01	13.98%	8.11%	8.80%

DWS Variable Series II
DWS Dreman Financial Services VIP	5/1/01	8.40%	5.37%	6.13%
DWS Technology VIP	5/1/00	-0.24%	-5.13%	-12.51%

Fidelity Variable Insurance Products Fund
Fidelity VIP Contrafund Portfolio	5/1/01	17.44%	9.78%	9.05%
Fidelity VIP Equity-Income Portfolio	1/10/00	12.69%	5.19%	5.32%
Fidelity VIP Growth Portfolio	1/10/00	8.01%	-1.54%	-4.48%
Fidelity VIP Growth & Income Portfolio	5/1/01	13.69%	2.92%	2.52%
Fidelity VIP High Income Portfolio	1/10/00	6.07%	7.74%	0.83%
Fidelity VIP Mid Cap Portfolio	5/1/01	22.62%	15.26%	14.93%
Fidelity VIP Value Strategies Portfolio	5/1/02	10.72%	N/A	9.09%

Franklin Templeton Variable Insurance Products Trust (Class 2)
FT VIP Franklin Large Cap Growth Securities Fund	5/1/02	2.39%	N/A	3.14%
FT VIP Franklin Small Cap Value Securities Fund	5/1/02	18.59%	N/A	11.60%
FT VIP Franklin Small-Mid Cap Growth Securities Fund	5/1/01	10.84%	2.27%	1.82%
FT VIP Mutual Shares Securities Fund	5/1/01	14.54%	6.86%	7.34%
FT VIP Templeton Foreign Securities Fund	5/1/02	19.08%	N/A	9.60%

Janus Aspen Series (Service Shares)
Janus Aspen Growth and Income Portfolio	5/1/00	12.80%	2.70%	1.83%
Janus Aspen International Growth Portfolio	5/1/00	52.74%	10.85%	8.90%
Janus Aspen Large Cap Growth Portfolio	5/1/00	7.50%	-2.16%	-6.85%
Janus Aspen Mid Cap Growth Portfolio	5/1/01	14.39%	1.96%	0.76%

Returns in the column designated as “Life of Sub-Account” assume an investment in the underlying funds listed above on the date of inception of each sub-account, if the sub-account has been in existence for less than ten years. All full surrenders, or withdrawals in excess of the free amount, may be subject to a surrender charge.

Returns in this report are historical and are not indicative of future results. The return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost.

Product Performance Summary

Allmerica Select Life Plus (AFLIAC) continued

Average Annual Total Returns as of 6/30/06

The average annual total returns for the Allmerica Select Life Plus sub-accounts of AFLIAC are summarized below. The returns shown are net of total underlying fund expenses and all sub-account charges, but do not include insurance charges, including the premium expense charge, monthly charges under the policy, surrender charges or transaction charges. If the returns included the effect of these additional charges, they would have been significantly lower. For returns of the underlying funds that do not reflect the deduction of insurance and sub-account charges please refer to the following individual portfolio reviews.

		Without Surrender and Monthly Policy Charges
Sub-Accounts	Sub- Account Inception Date	1 Year	5 Years	10 Years or Life of Sub- Account (if less)

MFS Variable Insurance Trust (Service Class)
MFS Mid Cap Growth Series	5/1/02	5.15%	N/A	2.92%
MFS New Discovery Series	5/1/02	11.56%	N/A	3.23%
MFS Total Return Series	5/1/02	3.71%	N/A	5.40%
MFS Utilities Series	5/1/02	16.77%	N/A	16.33%

Oppenheimer Variable Account Funds (Service Shares)
Oppenheimer Balanced Fund/VA	5/1/02	1.52%	N/A	6.02%
Oppenheimer Capital Appreciation Fund/VA	5/1/02	7.11%	N/A	3.52%
Oppenheimer Global Securities Fund/VA	5/1/02	18.81%	N/A	11.29%
Oppenheimer High Income Fund/VA	5/1/02	4.02%	N/A	7.31%
Oppenheimer Main Street Fund/VA	5/1/02	9.42%	N/A	4.89%

Pioneer Variable Contracts Trust (Class II)
Pioneer Emerging Markets VCT Portfolio	5/1/01	42.49%	21.89%	21.25%
Pioneer Fund VCT Portfolio	5/1/01	12.13%	2.96%	2.15%
Pioneer High Yield VCT Portfolio	5/1/01	3.77%	8.24%	8.17%
Pioneer Real Estate Shares VCT Portfolio	5/1/01	23.43%	20.04%	20.87%

T. Rowe Price International Series, Inc.
T. Rowe Price International Stock Portfolio	1/10/00	22.84%	6.22%	-0.65%

Returns in the column designated as “Life of Sub-Account” assume an investment in the underlying funds listed above on the date of inception of each sub-account, if the sub-account has been in existence for less than ten years. All full surrenders, or withdrawals in excess of the free amount, may be subject to a surrender charge.

Returns in this report are historical and are not indicative of future results. The return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost.

Important Performance Information Regarding Your

Variable Life Insurance Policy

Monthly total return figures presented for variable life insurance products are net of the total fund operating expenses, mortality expense and monthly charges made against the sub-accounts. The “without surrender charges” total return figures do not reflect surrender charges. If these charges were deducted, the returns would be significantly lower. The figures do not illustrate how investment performance of the underlying funds will affect policy values and benefits because they do not reflect deduction of all applicable policy charges. When reviewing performance “without surrender charges”, consider that if actual surrender charges were applied performance figures would be lower. Principal, unit value and investment return will fluctuate, and therefore, the policy cash value and death benefit may vary accordingly. Past performance is not a guarantee of future results. An investor’s shares, when redeemed, may be worth more or less than their original cost. Current data may be lower or higher than data quoted. The funds are available as variable sub-accounts in a variety of Allmerica variable life insurance products and are not available for direct investment. Returns for periods greater than one year have been annualized, assume a steady compound rate of return and are not year-by-year results which varied over the periods shown. Inception date represents the inclusion of the underlying fund as an investment option in the portfolio of the variable life insurance product.

RISK DISCLOSURE

International and emerging markets investing may involve additional risks including, but not limited to, political or currency risks that do not apply to domestic investments. Investments in high yield bonds involve greater credit risks than investments in higher rated securities. Investments in small companies present greater risk of loss than investments in larger, well-established companies. Investment in the Money Market Fund is neither insured nor guaranteed by the FDIC, NCUA, or any other government agency. Although the fund seeks to maintain a stable net asset value of $1.00 per share, it is possible to lose money by investing in the fund.

TO OBTAIN A PROSPECTUS AND/OR AN ILLUSTRATION

To obtain a prospectus, download one from www.allmerica.com or call our customer service line at 800-533-7881. Please read it carefully. Consider the product’s objectives, risks, charges and expenses before you invest. The prospectus contains this and other important information about the product.

If you own a life insurance policy and would like to request a personalized illustration of death benefits, cash surrender values and cash values, you may call our customer service line at 800-533-7881.

Variable insurance products are issued by Allmerica Financial Life Insurance and Annuity Company and First Allmerica Life Insurance Company, and are distributed through VeraVest Investments, Inc., member NASD/SIPC, located at 440 Lincoln Street, Worcester, MA 01653, 508-855-1000.

04-0027(12/04)

Product Performance Summary

Allmerica Select Survivorship Variable Universal Life (AFLIAC)

Average Annual Total Returns as of 6/30/06

The average annual total returns for the Allmerica Select Survivorship Variable Universal Life sub-accounts of AFLIAC are summarized below. The returns shown are net of total underlying fund expenses and all sub-account charges, but do not include insurance charges, including the premium expense charge, monthly charges under the policy, surrender charges or transaction charges. If the returns included the effect of these additional charges, they would have been significantly lower. For returns of the underlying funds that do not reflect the deduction of insurance and sub-account charges please refer to the following individual portfolio reviews.

		Without Surrender and Monthly Policy Charges
Sub-Accounts	Sub- Account Inception Date	1 Year	5 Years	10 Years or Life of Sub- Account (if less)

Goldman Sachs Variable Insurance Trust
Goldman Sachs Capital Growth Fund	1/9/06	N/A	N/A	-4.16%
Goldman Sachs Core Fixed Income Fund	1/9/06	N/A	N/A	-1.02%
Goldman Sachs Equity Index Fund	1/9/06	N/A	N/A	-0.90%
Goldman Sachs Government Income Fund	1/9/06	N/A	N/A	-0.61%
Goldman Sachs Growth Opportunities Fund	1/9/06	N/A	N/A	-5.17%
Goldman Sachs International Equity Fund	1/9/06	N/A	N/A	0.08%
Goldman Sachs Mid Cap Value Fund	1/9/06	N/A	N/A	1.44%
Goldman Sachs Money Market Fund	1/9/06	N/A	N/A	2.03%
Goldman Sachs Structured U.S. Equity Fund	1/9/06	N/A	N/A	-1.54%

AIM Variable Insurance Funds
AIM V.I. Capital Appreciation Fund	5/1/01	8.76%	0.37%	0.61%
AIM V.I. Core Equity Fund	5/1/01	9.13%	-1.41%	-2.13%
AIM V.I. Dynamics Fund	5/1/01	17.48%	1.48%	0.57%
AIM V.I. Global Health Care Fund	5/1/01	7.49%	1.89%	2.45%
AIM V.I. Large Cap Growth Fund	5/1/01	5.64%	-1.93%	-2.84%
AIM V.I. Basic Value (Series II Shares)	5/1/02	6.65%	N/A	4.54%
AIM V.I. Capital Development Fund (Series II Shares)	5/1/02	17.80%	N/A	8.05%

Alliance Variable Products Series Fund, Inc. (Class B)
AllianceBernstein Global Technology Portfolio	5/1/02	4.85%	N/A	0.52%
AllianceBernstein Growth and Income Portfolio	5/1/01	6.17%	2.80%	2.40%
AllianceBernstein Large Cap Growth Portfolio	5/1/01	6.44%	-1.85%	-3.21%
AllianceBernstein Small/Mid Cap Value Portfolio	5/1/02	12.46%	N/A	11.87%
AllianceBernstein Value Portfolio	5/1/02	10.05%	N/A	7.90%

Returns in the column designated as “Life of Sub-Account” assume an investment in the underlying funds listed above on the date of inception of each sub-account, if the sub-account has been in existence for less than ten years. All full surrenders, or withdrawals in excess of the free amount, may be subject to a surrender charge.

Returns in this report are historical and are not indicative of future results. The return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost.

Product Performance Summary

Allmerica Select Survivorship Variable Universal Life (AFLIAC) continued

Average Annual Total Returns as of 6/30/06

The average annual total returns for the Allmerica Select Survivorship Variable Universal Life sub-accounts of AFLIAC are summarized below. The returns shown are net of total underlying fund expenses and all sub-account charges, but do not include insurance charges, including the premium expense charge, monthly charges under the policy, surrender charges or transaction charges. If the returns included the effect of these additional charges, they would have been significantly lower. For returns of the underlying funds that do not reflect the deduction of insurance and sub-account charges please refer to the following individual portfolio reviews.

		Without Surrender and Monthly Policy Charges
Sub-Accounts	Sub- Account Inception Date	1 Year	5 Years	10 Years or Life of Sub- Account (if less)

DWS Investments VIT Funds
DWS Small Cap Index VIP	5/1/01	13.98%	8.11%	8.80%

DWS Variable Series II
DWS Dreman Financial Services VIP	5/1/01	8.40%	5.37%	6.13%
DWS Technology VIP	5/1/00	-0.24%	-5.13%	-12.51%

Fidelity Variable Insurance Products Fund
Fidelity VIP Contrafund Portfolio	5/1/01	17.44%	9.78%	9.05%
Fidelity VIP Equity-Income Portfolio	1/10/00	12.69%	5.19%	5.32%
Fidelity VIP Growth Portfolio	1/10/00	8.01%	-1.54%	-4.48%
Fidelity VIP Growth & Income Portfolio	5/1/01	13.69%	2.92%	2.52%
Fidelity VIP High Income Portfolio	1/10/00	6.07%	7.74%	0.83%
Fidelity VIP Mid Cap Portfolio	5/1/01	22.62%	15.26%	14.93%
Fidelity VIP Value Strategies Portfolio	5/1/02	10.72%	N/A	9.09%

Franklin Templeton Variable Insurance Products Trust (Class 2)
FT VIP Franklin Large Cap Growth Securities Fund	5/1/02	2.39%	N/A	3.14%
FT VIP Franklin Small Cap Value Securities Fund	5/1/02	18.59%	N/A	11.60%
FT VIP Franklin Small-Mid Cap Growth Securities Fund	5/1/01	10.84%	2.27%	1.82%
FT VIP Mutual Shares Securities Fund	5/1/01	14.54%	6.86%	7.34%
FT VIP Templeton Foreign Securities Fund	5/1/02	19.08%	N/A	9.60%

Janus Aspen Series (Service Shares)
Janus Aspen Growth and Income Portfolio	5/1/00	12.80%	2.70%	1.83%
Janus Aspen International Growth Portfolio	5/1/00	52.74%	10.85%	8.90%
Janus Aspen Large Cap Growth Portfolio	5/1/00	7.50%	-2.16%	-6.85%
Janus Aspen Mid Cap Growth Portfolio	5/1/01	14.39%	1.96%	0.76%

Returns in the column designated as “Life of Sub-Account” assume an investment in the underlying funds listed above on the date of inception of each sub-account, if the sub-account has been in existence for less than ten years. All full surrenders, or withdrawals in excess of the free amount, may be subject to a surrender charge.

Returns in this report are historical and are not indicative of future results. The return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost.

Product Performance Summary

Allmerica Select Survivorship Variable Universal Life (AFLIAC) continued

Average Annual Total Returns as of 6/30/06

The average annual total returns for the Allmerica Select Survivorship Variable Universal Life sub-accounts of AFLIAC are summarized below. The returns shown are net of total underlying fund expenses and all sub-account charges, but do not include insurance charges, including the premium expense charge, monthly charges under the policy, surrender charges or transaction charges. If the returns included the effect of these additional charges, they would have been significantly lower. For returns of the underlying funds that do not reflect the deduction of insurance and sub-account charges please refer to the following individual portfolio reviews.

		Without Surrender and Monthly Policy Charges
Sub-Accounts	Sub- Account Inception Date	1 Year	5 Years	10 Years or Life of Sub- Account (if less)

MFS Variable Insurance Trust (Service Class)
MFS Mid Cap Growth Series	5/1/02	5.15%	N/A	2.92%
MFS New Discovery Series	5/1/02	11.56%	N/A	3.23%
MFS Total Return Series	5/1/02	3.71%	N/A	5.40%
MFS Utilities Series	5/1/02	16.77%	N/A	16.33%

Oppenheimer Variable Account Funds (Service Shares)
Oppenheimer Balanced Fund/VA	5/1/02	1.52%	N/A	6.02%
Oppenheimer Capital Appreciation Fund/VA	5/1/02	7.11%	N/A	3.52%
Oppenheimer Global Securities Fund/VA	5/1/02	18.81%	N/A	11.29%
Oppenheimer High Income Fund/VA	5/1/02	4.02%	N/A	7.31%
Oppenheimer Main Street Fund/VA	5/1/02	9.42%	N/A	4.89%

Pioneer Variable Contracts Trust (Class II)
Pioneer Emerging Markets VCT Portfolio	5/1/01	42.49%	21.89%	21.25%
Pioneer Fund VCT Portfolio	5/1/01	12.13%	2.96%	2.15%
Pioneer High Yield VCT Portfolio	5/1/01	3.77%	8.24%	8.17%
Pioneer Real Estate Shares VCT Portfolio	5/1/01	23.43%	20.04%	20.87%

T. Rowe Price International Series, Inc.
T. Rowe Price International Stock Portfolio	1/10/00	22.84%	6.22%	-0.65%

Returns in the column designated as “Life of Sub-Account” assume an investment in the underlying funds listed above on the date of inception of each sub-account, if the sub-account has been in existence for less than ten years. All full surrenders, or withdrawals in excess of the free amount, may be subject to a surrender charge.

Returns in this report are historical and are not indicative of future results. The return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost.

Variable Life Insurance Product Information

Allmerica Select Life Plus and Allmerica Select Survivorship Variable Universal Life

Product Description

These Policies are individual flexible premium variable life insurance policies with Death Benefits, Policy Value, and other features traditionally associated with life insurance. The Policies are variable because the Policy Value will increase or decrease depending on the investment experience of the Sub-Accounts of the Separate Account. Under some circumstances, the Death Benefit may vary with the investment experience of the Sub-Accounts.

Payment Schedule

The Policies are flexible premium because, unlike traditional insurance policies, there is no fixed schedule for premium payments. The Policy Owner may vary the frequency and amount of future premium payments, subject to certain limits, restrictions and conditions set by Company standards and federal tax laws.

Cash Value Access

The Policy Owner may make partial withdrawals, borrow up to the Loan Value of the Policy or surrender the Policy for its Surrender Value. Loans and withdrawals will reduce the Policy Value and Death Benefit.

Fixed Account Information

The Policy Owner may allocate part or all of the Policy Value to the Fixed Account. The Fixed Account is part of our General Account. The Company guarantees amounts allocated to the Fixed Account as to principal and a minimum rate of interest. The minimum interest the Company will credit on amounts allocated to the Fixed Account is 4.0% compounded annually. Fixed Account Guarantees are based on the claims-paying ability of the issuer.

Death Benefit

The Company will pay a Death Benefit to the Beneficiary when the Insured dies while the Policy is in effect. If the Policy was issued as a Second-to-Die Policy, the Death Benefit will be paid on the death of the last surviving Insured.

Charges and Fees

The following is a brief description of the Charges and Fees associated with the Policies. Please see the prospectus for a detailed description of the specific charges that apply to your Policy.

Surrender Charges: The Policies provide for a contingent Surrender Charge which will be deducted if the Policy Owner requests a partial withdrawal, a full surrender of the Policy or decrease in Face Amount during a Surrender Charge period.

Monthly Insurance Protection Charges: Charges are deducted monthly to compensate the Company for the anticipated cost of providing Death Proceeds and any additional options selected. These charges vary depending on the type of Policy and underwriting class.

Monthly Expense Charge: A monthly expense charge applies for 10 Policy years after issue and Policy increases.

Transfers: The Company currently does not restrict the number of transfers among the Sub-Accounts. The first 12 transfers may be made free of charge. A fee of up to $25 may be assessed for each subsequent transfer.

Premium Expense Charge: A charge for state, local, and DAC premium taxes (if any) is deducted from each premium payment. An additional up-front sales load (premium expense charge) may apply.

Monthly Administration Charge: A monthly charge is assessed against the Policy to cover administration of the Policy.

Underlying Fund Expenses: The funds incur investment advisory fees and other expenses which are reflected in the Variable Account. The levels of fees and expenses vary among the funds.

Morality and Expense Risk Charge: A charge is assessed on each monthly processing date based on assets in the Separate Accounts on the prior “monthiversary” as long as the Policy is in force. Both current and guaranteed rates vary by Policy duration.

If you would like to request additional copies of this report, please call 1-800-366-1492

Allmerica Select Variable Products are issued by Allmerica Financial Life Insurance and Annuity Company and distributed by VeraVest Investments, Inc , member NASD/SIPC.

440 Lincoln Street, Worcester, MA 01653, Phone 508-855-1000, Fax 508-853-6332, www.allmerica.com

SAR-SELLIFE2 (06/06)